Form N-1A Cover	Apr. 23, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Document Creation Date	Apr. 23, 2026
Registrant Name	Unified Series Trust
Document Effective Date	Apr. 30, 2026
Entity Central Index Key	0001199046
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Prospectus Date	Apr. 30, 2026